Share capital	6 Months Ended
Jun. 30, 2020
Equity [abstract]
Share capital
17	Share capital

	Number of shares	Share capital RMB’million	Additional paid-in capital RMB’million	Shares held for share award schemes RMB’million	Treasury stock RMB’million
Balance January 1, 2019	3,265,986,486	2	33,776	—	—
Issuance of ordinary shares (note i)	280,512	—	12	—	—
Employee share award schemes
-Value of employee service	—	—	378	—	—
-Shares held for share award schemes (note ii)	—	—	—	(19)	—
-Shares allotted for share award schemes (note iii)	88,798,940	—	—	—	—

Balance June 30, 2019	3,355,065,938	2	34,166	(19)	—

Balance January 1, 2020	3,355,065,938	2	34,425	(31)	—
Employee share award schemes
-Value of employee service	—	—	320	—	—
- Shares held for share award schemes (note ii)	—	—	—	(31)	—
Repurchase of shares (note iv)	—	—	—	—	(134)

Balance June 30, 2020	3,355,065,938	2	34,745	(62)	(134)

Notes:

(i)
On February 20, 2019, the Company completed a private placement, where the Company sold to Tencent 280,512 Class A ordinary shares with an aggregate value of US$1.8 million at the offering price per share in our initial public offering for distribution to its eligible shareholders as required by the relevant listing rules of the Hong Kong Stock Exchange.

(ii)
During the six months ended 30 June 2020, the Share Scheme Trust withheld 752,264 (2019:382,418) Class A ordinary shares of the Company for an amount of approximately RMB31 million (2019: RMB19 million) which had been deducted from the equity.

(iii)
As of December 31, 2019 and June 30, 2020, 31,310,524 and 16,995,518 Class A ordinary shares are held in the Share Scheme Trust for the purpose of granting awarded shares to the participants under the Share Award Schemes, respectively.

(iv)	Repurchase of shares
In December 2019, the Company approved a share repurchase program under which the Company may repurchase up to USD400 million of its Class A ordinary shares in the form of ADSs during a twelve-month period commencing on December 15, 2019.
During the six months ended June 30, 2020, the Company had repurchased 1,936,742 ADSs from the open market, at an aggregate consideration of approximately US$19 million in cash. The Company accounted for the repurchased ordinary shares as treasury stock under the cost method, and recorded it as a component of the shareholders’ equity.